Document And Entity Information	9 Months Ended
Sep. 30, 2017 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3
Entity Registrant Name	Hoegh LNG Partners LP
Entity Central Index Key	0001603016
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	HMLP
Entity Common Stock, Shares Outstanding	19,764,904